Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have implemented procedures for identifying, assessing and managing material risks from cybersecurity threats as part of our overall risk management framework, which is overseen by our board of directors.

In the last three fiscal years, we have not experienced any material cybersecurity threats, whether as a result of any previous cybersecurity incidents or otherwise, that materially affected or were reasonably likely to materially affect our business strategy, results of operations or financial condition. However, despite the cybersecurity procedures and measures that we have adopted, we cannot guarantee that any such procedures and measures will be effective against the increasingly sophisticated cybersecurity threats, which could materially affect us. For more information on our cybersecurity related risks, see “Item 3. Key Information—D. Risk Factors—Risks Related to Our Business and Industry—Our business generates and processes a large amount of data, and we are required to comply with laws relating to privacy and cybersecurity. The improper use or disclosure of data could have a material and adverse effect on our business and prospects.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have implemented procedures for identifying, assessing and managing material risks from cybersecurity threats as part of our overall risk management framework, which is overseen by our board of directors.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our senior management team is required to notify our board of directors of any material cybersecurity threats, material cybersecurity incidents or other associated risks, and they are also required to discuss with our board of directors with respect to any potential disclosure of any material cybersecurity threat or incident, if any. At each quarterly board meeting, our senior management team is required to provide confirmation to our board of directors as to whether there have been any material cybersecurity threats, material cybersecurity incidents or other associated risks identified during the relevant period.
Cybersecurity Risk Role of Management [Text Block]

Our cybersecurity risk management is led by our senior management team, including our co-chief executive officers. Our senior management team is required to notify our board of directors of any material cybersecurity threats, material cybersecurity incidents or other associated risks, and they are also required to discuss with our board of directors with respect to any potential disclosure of any material cybersecurity threat or incident, if any. At each quarterly board meeting, our senior management team is required to provide confirmation to our board of directors as to whether there have been any material cybersecurity threats, material cybersecurity incidents or other associated risks identified during the relevant period.

We have a dedicated data security department responsible for monitoring, preventing and mitigating cybersecurity risks. The data security department monitors the data environment to identify anomalies, indicators of compromise, and other potentially adverse events and suspicious activities, such as unusual network traffic, suspicious phishing emails or messages and malware infections, to detect potential threats. Once any material cybersecurity threat or incident is detected, it will be reported to our co-chief executive officers, who will assume responsibility for managing the risks from that material cybersecurity threat or incident and for monitoring the relevant prevention, mitigation and remediation measures. Personnel from various functions, including data security, legal, risk control and information technology, will form a case-specific project team to address the issue.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity risk management is led by our senior management team, including our co-chief executive officers.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The data security department monitors the data environment to identify anomalies, indicators of compromise, and other potentially adverse events and suspicious activities, such as unusual network traffic, suspicious phishing emails or messages and malware infections, to detect potential threats. Once any material cybersecurity threat or incident is detected, it will be reported to our co-chief executive officers, who will assume responsibility for managing the risks from that material cybersecurity threat or incident and for monitoring the relevant prevention, mitigation and remediation measures.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true